Acquisitions and other transactions (Details) $ in Millions												12 Months Ended
	Oct. 01, 2020 USD ($)	Sep. 23, 2020 USD ($)	Sep. 11, 2020 USD ($)	Sep. 01, 2020 USD ($) item oz	Mar. 20, 2020 CAD ($)	Dec. 23, 2019 CAD ($)	Nov. 22, 2019 CAD ($) a	Sep. 25, 2019 USD ($) item	Jul. 22, 2019 USD ($) a	Feb. 21, 2019 USD ($)	Jan. 31, 2019 USD ($) EquityInstruments	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 29, 2020 USD ($)	Mar. 20, 2020 USD ($)	Mar. 04, 2020	Dec. 23, 2019 USD ($)	Feb. 21, 2019 CAD ($)	Feb. 21, 2019 USD ($)
U.S. Oil & Gas Royalty Interest - Haynesville, Texas, USA
Acquisitions
Consideration transferred														$ 135.0
Value of royalties generated by the acquired assets	$ 4.2
Amendment of Sabodala Gold Stream Agreement [Member]
Acquisitions
Ownership percentage of the project by Teranga																90.00%
Amendment of Sabodala Gold Stream Agreement Fixed Stream [Member]
Acquisitions
Deliveries of ounces of refined gold per month untill threshold | oz				783.33
Deliveries of ounces of refined gold threshold | oz				105,750
Refined gold delivery as percentage of production from stream area				6.00%
Amendment of Sabodala Gold Stream Agreement Variable Stream [Member]
Acquisitions
Deliveries of ounces of refined gold threshold | oz				105,750
Refined gold delivery as percentage of production from stream area				6.00%
Rio Baker (Salares Nortes) Royalty , Chile [Member]
Acquisitions
Percentage of NSR		2.00%
Contingent consideration recognised as of acquisition date		$ 8.0
Cash transferred		$ 5.0
Exposure to deposits		100.00%
Option to buy back of NSR (as a percent)		0.50%
Value of option to buy back of NSR		$ 4.0
Salares Norte Royalty Interest
Acquisitions
Consideration transferred											$ 32.0
Percentage of NSR											2.00%
Cash transferred											$ 5.0
Option to buy back of NSR (as a percent)											1.00%
Value of option to buy back of NSR											$ 6.0
Period to buy back of NSR											24 months
Salares Norte Royalty Interest | Common shares
Acquisitions
Value of common shares issued in acquisition											$ 27.0
Number of instruments or interests issued or issuable | EquityInstruments											366,499
Valentine Lake Royalty Interest
Acquisitions
Consideration transferred																		$ 18,000,000	$ 13.7
Percentage of NSR										2.00%
Option to buy back of NSR (as a percent)																		0.50%	0.50%
Value of option to buy back of NSR										$ 7.0
Eagle's Nest Royalty Interest - Ontario, Canada
Acquisitions
Consideration transferred						$ 5,000,000											$ 3.8
Acquired gross royalty percent						1.00%
Project 81 Royalty Interest And Noble Common Shares [Member]
Acquisitions
Consideration transferred							$ 500,000
Percentage of NSR							2.00%
Number of royalties acquired | a							55,000
Premier Gold Royalty Interests
Acquisitions
Consideration transferred								$ 6.0
Number of royalties acquired | item								2
Premier Gold Royalty Interests | Newmont Goldcorp Corporation
Acquisitions
Percentage of NSR								2.00%
Premier Gold Royalty Interests | Nevada Gold Mines L L C
Acquisitions
Percentage of NSR								1.50%
US Oil Gas Royalties Interests Marcellus, Pennsylvania
Acquisitions
Consideration transferred									$ 300.0
Value of royalties generated by the acquired assets									$ 9.4
Percentage of gross production									1.00%
Number of acres allowed as deduction | a									350,000
Alpala Royalty Northern Ecuador
Acquisitions
Consideration transferred			$ 100.0
Percentage of NSR			1.00%
Option to buy back of NSR (as a percent)			50.00%
Ownership percentage of the project by SolGold PLC			85
Ownership percentage of the project by Cornerstone Capital Resource Inc.			15
Maximum amount of funding that can be increased			$ 150.0
Increased Percentage of NSR			1.5
Loan extended			$ 15.0
Island Gold Royalty Ontario, Canada
Acquisitions
Consideration transferred					$ 19,000,000										$ 13.4
Percentage of NSR					0.62%
South Central Oklahoma Oil Province And Sooner Trend Anadarko Basin Canadian And Kingfisher Countries
Acquisitions
Total contributions made												$ 29.8	$ 114.4
Cumulative investment in royalty acquisition venture												406.0
South Central Oklahoma Oil Province And Sooner Trend Anadarko Basin Canadian And Kingfisher Countries | Top
Acquisitions
Total cumulative investment												114.0
South Central Oklahoma Oil Province And Sooner Trend Anadarko Basin Canadian And Kingfisher Countries | Accounts payable
Acquisitions
Consideration transferred												$ 10.2	$ 5.6
Freeport Royalty Portfolio Interest
Acquisitions
Cash transferred				$ 30.6
Number of Royalty Portfolio Acquired | item				24